Premises and equipment	12 Months Ended
Oct. 31, 2019
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Premises and equipment

Note 9 Premises and equipment

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Total
Cost
Balance at beginning of period	$153	$1,399	$2,123	$1,373	$2,726	$264	$8,038
Additions (1)	–	–	195	129	81	591	996
Transfers from work in process	–	4	84	82	262	(432)	–
Disposals	–	(10)	(68)	(29)	(65)	–	(172)
Foreign exchange translation	–	–	3	(1)	2	–	4
Other	–	2	(12)	3	(5)	9	(3)
Balance at end of period	$153	$1,395	$2,325	$1,557	$3,001	$432	$8,863
Accumulated depreciation
Balance at beginning of period	$–	$669	$1,556	$1,051	$1,930	$–	$5,206
Depreciation	–	45	273	113	196	–	627
Disposals	–	(8)	(61)	(26)	(56)	–	(151)
Foreign exchange translation	–	–	1	–	1	–	2
Other	–	(3)	(11)	(1)	3	–	(12)
Balance at end of period	$–	$703	$1,758	$1,137	$2,074	$–	$5,672
Net carrying amount at end of period	$153	$692	$567	$420	$927	$432	$3,191

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Total
Cost
Balance at beginning of period	$157	$1,363	$1,875	$1,314	$2,586	$153	$7,448
Additions (1)	–	–	255	43	61	374	733
Transfers from work in process	–	7	44	56	184	(291)	–
Disposals	(5)	(17)	(50)	(41)	(73)	–	(186)
Foreign exchange translation	1	5	4	4	8	–	22
Other	–	41	(5)	(3)	(40)	28	21
Balance at end of period	$153	$1,399	$2,123	$1,373	$2,726	$264	$8,038
Accumulated depreciation
Balance at beginning of period	$–	$608	$1,367	$984	$1,819	$–	$4,778
Depreciation	–	44	246	100	179	–	569
Disposals	–	(10)	(48)	(34)	(55)	–	(147)
Foreign exchange translation	–	2	1	2	6	–	11
Other	–	25	(10)	(1)	(19)	–	(5)
Balance at end of period	$–	$669	$1,556	$1,051	$1,930	$–	$5,206
Net carrying amount at end of period	$153	$730	$567	$322	$796	$264	$2,832

(1)	As at October 31, 2019, we had total contractual commitments of $338 million to acquire premises and equipment (October 31, 2018 – $273 million).